Columbia Variable Portfolio – Seligman Global Technology Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Cayman Islands 0.2%
Rigaku Holdings Corp.	63,300	401,907
Germany 0.6%
TeamViewer SE(a)	86,468	1,128,772
Israel 2.4%
Check Point Software Technologies Ltd.(a)	12,997	2,962,276
CyberArk Software Ltd.(a)	2,329	787,202
Wix.com Ltd.(a)	5,100	833,238
Total		4,582,716
Japan 1.6%
Renesas Electronics Corp.	229,400	3,076,862
Netherlands 1.9%
NXP Semiconductors NV	18,818	3,576,549
Singapore 0.4%
Kulicke & Soffa Industries, Inc.	22,409	739,049
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,700	1,278,200
United Kingdom 0.2%
Alphawave IP Group PLC(a)	358,200	436,204
United States 90.3%
Adeia, Inc.	114,719	1,516,585
Advanced Energy Industries, Inc.	20,751	1,977,778
Alphabet, Inc., Class A	50,798	7,855,403
Alphabet, Inc., Class C	18,627	2,910,096
Amazon.com, Inc.(a)	15,900	3,025,134
Analog Devices, Inc.	4,424	892,188
ANSYS, Inc.(a)	2,700	854,712
Apple, Inc.(b)	36,211	8,043,549
Applied Materials, Inc.	35,384	5,134,926
Arista Networks, Inc.(a)	19,140	1,482,967
Atlassian Corp., Class A(a)	3,600	763,956
BILL Holdings, Inc.(a)	9,200	422,188
Block, Inc., Class A(a)	23,050	1,252,307
Bloom Energy Corp., Class A(a)	372,995	7,333,082
Broadcom, Inc.	55,813	9,344,771
Cisco Systems, Inc.	53,800	3,319,998
Common Stocks (continued)
Issuer	Shares	Value ($)
Coherent Corp.(a)	2,800	181,832
Comcast Corp., Class A	57,988	2,139,757
Coursera, Inc.(a)	27,400	182,484
DocuSign, Inc.(a)	9,950	809,930
Dropbox, Inc., Class A(a)	137,620	3,675,830
eBay, Inc.	78,011	5,283,685
Electronic Arts, Inc.	3,900	563,628
F5, Inc.(a)	4,852	1,291,942
Five9, Inc.(a)	31,000	841,650
Fiverr International Ltd.(a)	33,779	799,887
Gen Digital, Inc.	156,435	4,151,785
Global Payments, Inc.	58,395	5,718,038
GoDaddy, Inc., Class A(a)	22,242	4,006,674
Hewlett Packard Enterprise Co.	99,400	1,533,742
Lam Research Corp.	134,515	9,779,240
Lyft, Inc., Class A(a)	138,000	1,638,060
Marvell Technology, Inc.	47,036	2,896,007
Match Group, Inc.	104,615	3,263,988
Meta Platforms, Inc., Class A	8,550	4,927,878
Microsoft Corp.	23,066	8,658,746
NetApp, Inc.	39,448	3,465,112
NVIDIA Corp.	87,380	9,470,244
ON Semiconductor Corp.(a)	50,925	2,072,138
Oracle Corp.	32,949	4,606,600
Palo Alto Networks, Inc.(a)	10,640	1,815,610
Pinterest, Inc., Class A(a)	69,340	2,149,540
RingCentral, Inc., Class A(a)	65,078	1,611,331
SailPoint, Inc.(a)	22,529	422,419
Salesforce, Inc.	12,708	3,410,319
Sandisk Corp.(a)	10,814	514,855
Semtech Corp.(a)	48,943	1,683,639
Shift4 Payments, Inc., Class A(a)	10,693	873,725
Synaptics, Inc.(a)	49,636	3,162,806
Synopsys, Inc.(a)	5,297	2,271,618
Tenable Holdings, Inc.(a)	51,734	1,809,655
Teradyne, Inc.	38,633	3,191,086
TripAdvisor, Inc.(a)	51,800	734,006

Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varonis Systems, Inc.(a)	23,200	938,440
Visa, Inc., Class A	16,835	5,899,994
Western Digital Corp.(a)	70,144	2,835,922
Total		171,413,482
Total Common Stocks (Cost $155,159,888)		186,633,741

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(c),(d)	3,094,033	3,093,414
Total Money Market Funds (Cost $3,093,342)		3,093,414
Total Investments in Securities (Cost $158,253,230)		189,727,155
Other Assets & Liabilities, Net		94,496
Net Assets		$189,821,651
At March 31, 2025, securities and/or cash totaling $977,372 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(488,686)	(22)	240.00	05/16/2025	(9,605)	(5,984)
Apple, Inc.	Morgan Stanley	USD	(488,686)	(22)	250.00	06/20/2025	(7,767)	(5,478)
Total							(17,372)	(11,462)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	5,370,881	8,921,619	(11,199,158)	72	3,093,414	205	45,520	3,094,033
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

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